Related Party (Details) - Schedule of Director's Remuneration - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Related Party (Details) - Schedule of Director's Remuneration [Line Items]
Total	$ 362	$ 74	$ 606	$ 315
Remuneration in respect of services as directors [Member]
Related Party (Details) - Schedule of Director's Remuneration [Line Items]
Total	362	74	606	315
Remuneration in respect to long term incentive schemes [Member]
Related Party (Details) - Schedule of Director's Remuneration [Line Items]
Total